Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 65,998.6	$ 53,548.3
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	110.1	121.9
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	89.5	102.1
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	20.6	19.8
Fair Value, Inputs, Level 3 | Corporate debt securities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 3.0
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	0.30%
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	7.70%
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	2.60%
Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 64.0	$ 83.8
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	17.20%	(0.60%)
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	39.70%	19.90%
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	21.70%	10.50%
Fair Value, Inputs, Level 3 | Common equities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 22.5	$ 18.3
Fair Value Inputs, Market Cap Price Change Percentage, Range, Minimum	(45.80%)	(42.50%)
Fair Value Inputs, Market Cap Price Change Percentage, Range, Maximum	95.60%	59.10%
Fair Value Inputs, Market Cap Price Change Percentage, Weighted Average	39.70%	30.00%